Fees Summary	Nov. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 215,579,189.42
Previously Paid Amount	0.00
Total Fee Amount	29,771.49
Total Offset Amount	0.00
Net Fee	$ 29,771.49